Reorganization and Acquisitions (Doyo Transactions, Acquisition of Doyo, Narrative) (Details) - Doyo [Member] - USD ($) $ in Thousands	Dec. 31, 2014	Nov. 29, 2013	Nov. 26, 2013
Business Acquisition [Line Items]
Fixed cash consideration		$ 6,521
Paid fixed cash consideration	$ 6,500
Paid contingent consideration	$ 800
Guanyou Gamespace [Member]
Business Acquisition [Line Items]
Fixed cash consideration			$ 6,500
Contingent consideration, maximum			$ 7,300